ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Morgan Stanley

JUNE 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUSES OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Dated October 31, 2011

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Active Assets Institutional Government Securities Trust and Active Assets Institutional Money Trust (the "Funds"). As a result, the following changes to the Prospectus are required:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Government Securities Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:
In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.